Note 2: Significant Accounting Policies: H. Derivative Instruments (Details)	Dec. 31, 2015 USD ($)
Details
Outstanding note balances	$ 735,000
Accrued interest on outstanding note balances	37,542
Approximate fair market effect on outstanding note balances	$ 1,319,188